HSBC Frontier Markets Fund

HSBC FUNDS

HSBC Emerging Markets Debt Fund
HSBC Total Return Fund
HSBC Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity Fund
HSBC Global High Yield Bond Fund
HSBC Global High Income Bond Fund
HSBC Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 16, 2017
to the Prospectus dated February 28, 2017 (as supplemented from time to time)
(the “Prospectus”)

Effective on November 1, 2017, the Funds began using a “straight line” method to allocate certain expenses that are not directly attributable to a particular Fund across the entire HSBC Family of Funds. A Fund’s use of this method will not impact the Fund’s current net expense ratio as any change in the Fund’s current gross expense ratio will be offset by a corresponding reimbursement by HSBC Global Asset Management (USA) Inc. under the Fund’s expense limitation arrangement.

Accordingly, the following changes are being made to the Funds’ prospectus effective immediately:

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Frontier Markets Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	2.39%	2.29%
Total Other Expenses	2.64%	2.29%
Total Annual Fund Operating Expenses*	3.89%	3.54%
Fee Waiver and/or Expense Reimbursement**	1.69%	1.69%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	2.20%	1.85%

*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Frontier Markets Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,480	$2,266	$4,307
Class I Shares	$188	$929	$1,692	$3,698

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC Frontier Markets Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC Frontier Markets Fund		Class A Shares	Class I Shares
Management Fee		1.25%	1.25%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		2.39%	2.29%
Total Other Expenses		2.64%	2.29%
Total Annual Fund Operating Expenses	[1]	3.89%	3.54%
Fee Waiver and/or Expense Reimbursement	[2]	1.69%	1.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.20%	1.85%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC Frontier Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	712	1,480	2,266	4,307
Class I Shares	188	929	1,692	3,698